FAIR VALUE ACCOUNTING	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE ACCOUNTING
NOTE 17	FAIR VALUE ACCOUNTING

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$918	$918	$—	$—
Marketable equity securities:
Extractive industries	350	350	—	—
Other	17	17	—	—
Marketable debt securities:
Asset backed commercial paper	25	—	—	25
Auction rate securities	5	—	—	5
Trade receivable from provisional copper and gold concentrate sales, net	177	177	—	—
Derivative instruments, net:
Diesel forward contracts	4	—	4	—

	$1,496	$1,462	$4	$30

Liabilities:
Foreign exchange forward contracts	$95	$—	$95	$—
Boddington contingent consideration	10	—	—	10
Holt Property Royalty	134	—	—	134

	$239	$—	$95	$144

The fair values of the derivative instruments in the table above are presented on a net basis. The gross amounts related to the fair value of the derivatives instruments above are included in the Derivatives Instruments Note (see Note 18). All other Fair Value disclosures in the above table are presented on a gross basis.

The Company’s cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash equivalent instruments that are valued based on quoted market prices in active markets are primarily money market securities and U.S. Treasury securities.

The Company’s marketable equity securities are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The securities are segregated based on industry. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company’s marketable corporate debt securities are mainly comingled fund investments that are classified within Level 2 with the unit of account considered to be at the fund level.

The Company’s marketable debt securities also include investments in auction rate securities and asset backed commercial paper. The Company reviews the fair value for auction rate securities and asset backed commercial paper on a quarterly basis. The auction rate securities are traded in markets that are not active, trade infrequently and have little price transparency. Therefore, the investments are classified as Level 3 of the fair value hierarchy. See table below which sets forth a summary of the quantitative and qualitative information related to the significant unobservable inputs used in the calculation of the fair value.

The Company’s net trade receivable from provisional copper and gold concentrate sales, subject to final pricing, is valued using quoted market prices based on forward curves and, as such, is classified within Level 1 of the fair value hierarchy.

The Company’s derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.

The estimated value of the Boddington contingent royalty was determined using a Monte Carlo valuation model which simulates future gold and copper prices and costs applicable to sales. This contingent royalty is capped at $100. The Company decreased the liability to $10 at December 31, 2013 due to the decrease in commodity prices. The Boddington contingent royalty is classified within Level 3 of the fair value hierarchy. See table below which sets forth a summary of the quantitative and qualitative information related to the significant unobservable inputs used in the calculation of the fair value.

The estimated fair value of the Holt sliding scale royalty was determined using a Monte Carlo valuation model to simulate future gold prices, various weighted gold production scenarios from publicly available reserve and resource information and a weighted average discount rate. The sliding scale royalty liability is classified within Level 3 of the fair value hierarchy. See table below which sets forth a summary of the quantitative and qualitative information related to the significant unobservable inputs used in the calculation of the fair value.

The following table sets forth a summary of the quantitative and qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial assets and liabilities for the year ended December 31, 2013:

Description	At December 31, 2013	Valuation technique	Unobservable input	Range/Weighted average

Auction Rate Securities	$5	Discounted cash flow	Weighted average recoverability rate	58%
Asset Backed Commercial Paper	25	Discounted cash flow	Recoverability rate	80-90%
Boddington Contingent Consideration	10	Monte Carlo	Discount rate	5%
			LT Gold price	$1,300
			LT Copper price	$3.00
Holt property royalty	134	Monte Carlo	Weighted average discount rate	5%
			LT Gold price	$1,300
			Weighted average gold production scenarios (in 000’s of ounces)	393-1,180

The following table sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s Level 3 financial assets and liabilities for the year ended December 31, 2013:

	Auction Rate Securities	Asset Backed Commercial Paper	Total Assets	Boddington Contingent Consideration	Holt Property Royalty	Total Liabilities
December 31, 2012	$5	$19	$24	$41	$240	$281
Revaluation	—	6	6	(18)	(88)	(106)
Settlements	—	—	—	(13)	(18)	(31)

December 31, 2013	$5	$25	$30	$10	$134	$144

At December 31, 2013, the assets and liabilities classified within Level 3 of the fair value hierarchy represent 2% and 60% of the total assets and liabilities measured at fair value, on a recurring basis.

During the second and fourth quarters of 2013, Newmont recorded write-downs related to Property, plant and equipment, net. (See Note 6). The estimated fair values of Property, plant and mine development, net, Goodwill and Intangible assets used in determining the impairments followed the discounted cash flow approach. The total write-downs recorded during 2013 totaled $ 4,352. The discounted cash flow model used significant unobservable inputs and is, therefore, considered within Level 3 of the fair value hierarchy.

The following table sets forth a summary of the quantitative and qualitative information related to the unobservable inputs used in the calculation of the Company’s nonrecurring Level 3 non-financial assets:

Description	At December 31, 2013	Valuation technique	Unobservable input	Range/Weighted average
Property, plant and mine development, net	$14,277	Discounted cash flow	Discount rate	4.25-5.00%
			Long Term Gold price	$1,300-1,400
			Long Term Copper price	$3.00
			Long Term Exchange rate A$/US$	0.920-0.935

Goodwill and Intangible assets	230	Discounted cash flow	Discount rate	3.75-5.00%
			Long Term Gold price	$1,300-1,400
			Long Term Copper price	$3.00
			Long Term Exchange rate A$/US$	0.920-0.935